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LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Limited Term Tax-Exempt Bond Fund of America®
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

May 1, 2022

(for prospectus dated October 1, 2021, as supplemented to date)

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Short-Term Tax-Exempt Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Limited Term Tax-Exempt Bond Fund of America
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Management fees	[1]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none
Other expenses		0.08%	0.08%	0.08%	0.16%	0.14%	0.04%
Total annual fund operating expenses		0.56%	1.26%	0.51%	0.59%	0.32%	0.22%
[1]	Restated to reflect current fees.

Expense Example - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
1 year	$ 306	$ 228	$ 301	$ 60	$ 33	$ 23
3 years	425	400	409	189	103	71
5 years	555	692	528	329	180	124
10 years	$ 934	$ 1,329	$ 874	$ 738	$ 406	$ 280

For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption	LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA Class C USD ($)
1 year	$ 128
3 years	400
5 years	692
10 years	$ 1,329

Keep this supplement with your prospectus.